Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$350,909.27

Principal:
Principal Collections	$5,739,892.71
Prepayments in Full	$2,213,910.79
Liquidation Proceeds	$98,724.87
Recoveries	$22,305.39
Sub Total	$8,074,833.76
Collections	$8,425,743.03

Purchase Amounts:
Purchase Amounts Related to Principal	$200,837.98
Purchase Amounts Related to Interest	$1,293.09
Sub Total	$202,131.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,627,874.10

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$8,627,874.10
Servicing Fee	$86,438.10	$86,438.10	$0.00	$0.00	$8,541,436.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,541,436.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,541,436.00
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,541,436.00
Interest - Class A-4 Notes	$15,015.09	$15,015.09	$0.00	$0.00	$8,526,420.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,526,420.91
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$8,499,857.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,499,857.91
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$8,478,291.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,478,291.91
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$8,443,751.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,443,751.24
Regular Principal Payment	$8,016,031.12	$8,016,031.12	$0.00	$0.00	$427,720.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$427,720.12
Residual Released to Depositor	$0.00	$427,720.12	$0.00	$0.00	$0.00
Total		$8,627,874.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,016,031.12
Total					$8,016,031.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,016,031.12	$83.84	$15,015.09	$0.16	$8,031,046.21	$84.00
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$8,016,031.12	$7.47	$97,684.76	$0.09	$8,113,715.88	$7.56

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$26,892,704.51	0.2812750	$18,876,673.39	0.1974341
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$100,532,704.51	0.0936887	$92,516,673.39	0.0862184

Pool Information
Weighted Average APR	4.184%	4.205%
Weighted Average Remaining Term	20.35	19.59
Number of Receivables Outstanding	13,220	12,703
Pool Balance	$103,725,716.81	$95,370,515.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$100,532,704.51	$92,516,673.39
Pool Factor	0.0946361	0.0870131

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$2,853,842.14
Targeted Overcollateralization Amount	$2,853,842.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,853,842.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$101,834.93
(Recoveries)		87	$22,305.39
Net Loss for Current Collection Period			$79,529.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9201%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7653%
Second Preceding Collection Period			0.5012%
Preceding Collection Period			0.4807%
Current Collection Period			0.9587%
Four Month Average (Current and Preceding Three Collection Periods)			0.6765%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,108	$7,834,199.53
(Cumulative Recoveries)			$1,123,676.95
Cumulative Net Loss for All Collection Periods			$6,710,522.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6122%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,907.06
Average Net Loss for Receivables that have experienced a Realized Loss			$1,633.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.49%	225	$2,376,988.36
61-90 Days Delinquent	0.40%	36	$386,173.82
91-120 Days Delinquent	0.11%	7	$105,012.47
Over 120 Days Delinquent	0.69%	49	$659,718.17
Total Delinquent Receivables	3.70%	317	$3,527,892.82

Repossession Inventory:
Repossessed in the Current Collection Period		1	$11,979.40
Total Repossessed Inventory		5	$48,075.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5739%
Preceding Collection Period			0.6430%
Current Collection Period			0.7242%
Three Month Average			0.6470%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer